THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

PRUDENTIAL VARIABLE CONTRACT ACCOUNT - 10 (VCA 10)

PRUDENTIAL VARIABLE CONTRACT ACCOUNT - 11 (VCA 11)

PRUDENTIAL VARIABLE CONTRACT ACCOUNT - 24 (VCA 24)

The Medley Program

Supplement to Prospectus Dated May 1, 2023

Supplement dated June 28, 2023

This Supplement should be read and retained with the current Prospectus for your Annuity. This Supplement is intended to update certain information in the Prospectus for insurance products issued by The Prudential Insurance Company of America. If you would like another copy of the current Prospectus, please call 1-877-778-2100.

PROSPECTUS CHANGE

In the “ADDITIONAL INFORMATION” section of the prospectus, the first paragraph under “SALE & DISTRIBUTION” is hereby replaced with the following paragraph:

Effective May 1, 2023, Empower Financial Services, Inc. (“EFSI”) acts as the distributor and principal underwriter of the contracts. EFSI is a corporation organized under Delaware law in 1984. It is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. (FINRA).

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

2023-PROSUPP-1-MEDLEY